Fair Value Measurement - Schedule of Summarizes the Activities Related to Fair Value of the Warrants (Details) - Level 3 [Member] ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Summarizes the Activities Related to Fair Value of the Warrants [Line Items]
Fair value of warrants at beginning of the year (Level 3)	¥ 68,556		¥ 3,952
Issuances			6,888
Change in fair value	(42,069)		57,066
Effect of exchange rate changes	(136)		650
Fair value of warrants at end of the year (Level 3)	¥ 26,351	$ 3,678	¥ 68,556